Note 7 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Statement Line Items [Line Items]
Accounts payable and other	$ 5,849	$ 6,893	$ 5,506
Current income tax liability	2,126	2,949	1,449
Deferred income tax liability	812	898	862
Lease obligations	4,665	5,113	5,438
Cash collateral and amounts held in escrow	5,833	7,887	3,261
Cash reserves on loan and lease receivables	108,121	110,764	102,210
Other liabilities	$ 127,406	$ 134,504	$ 118,726